Princeton Everest Fund

(formerly known as “Princeton Private Investments Access Fund”)

Class A
Class I
Class AA
Class II
Class C
Class T
Class L

Supplement dated March 17, 2023 to the Prospectus and SAI dated December 13, 2022

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On February 28, 2023, G. Mike Mikan resigned from the Board of Trustees of the Princeton Everest Fund (the “Fund”) to pursue other opportunities. Accordingly, all references to Mr. Mikan in the Fund’s Prospectus and Statement of Additional Information are hereby deleted. The Board of Trustees appreciates Mr. Mikan’s service to the Fund.

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This Supplement and the Prospectus and SAI provide relevant information for all shareholders and should be retained for future reference. These documents have been filed with the Securities and Exchange Commission, and Parts A, B and C of the Fund’s registration statement on Form N-2, as filed on December 13, 2022 and are incorporated herein by reference.